Filed pursuant to Rule 497(e)

Registration No. 333-271700

THEMES ETF TRUST

Leverage Shares 2X Long CRML Daily ETF

Supplement dated February 6, 2026, to the Fund’s Prospectus, Summary Prospectus

and Statement of Additional Information, each dated January 12, 2026

Effective February 6, 2026, the ticker symbol for the Leverage Shares 2X Long CRML Daily ETF (the “Fund”) is changed from CRGG to CRMU. All references to the Fund’s ticker symbol in the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information are hereby changed to CRMU. Shareholders do not need to take any action in connection with this update.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE